As filed with the Securities and Exchange Commission on December 26, 1995





Registration No. 2-876519
8113763 --------------------------------------------------
-------------------------------------
            U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                         FORM N-1A

                 REGISTRATION STATEMENT UNDER
                THE SECURITIES ACT OF 1933

[   ]   Pre-Effective   Amendment   No.
[X]
Post-Effective Amendment No. 19


REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940, as amended

Amendment No.  20  [X]

                   SMITH BARNEY TELECOMMUNICATIONS TRUST
       (Exact name of Registrant as Specified in Charter)

         Area Code and Telephone Number: (212) 723-9218
         388 Greenwich Street, New York, New York  10013
      (Address of Principal Executive Offices)  (Zip
Code)

                       Christina T. Sydor
                           Secretary
         388 Greenwich Street New York, New York
            10013 (Name and Address of Agent for
            Service)

                           copies to:

                    Burton M. Leibert,
                    Esq. Willkie Farr &
                    Gallagher
                      One Citicorp Center
                      153 East 53rd Street
                      New York, NY  10022

         Approximate Date of Proposed Public Offering:
                       As soon as possible after this
                       Post-Effective Amendment becomes
                       effective.



It is proposed that this filing become effective:

__X___  Immediately upon filing pursuant to Rule 485(b)
_____  on [            ], 1995 pursuant to Rule 485(b)
       60 days after filing pursuant to Rule 485(a)
_____  on -------------- pursuant to Rule 485(a)



The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule
24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2. Notice of the fiscal year ended December 31, 1994 was filed on February 27, 1995.

           SMITH BARNEY TELECOMMUNICATIONS TRUST

            CONTENTS OF  REGISTRATION STATEMENT

This  Registration  Statement contains the  following

pages and documents:

      Front Cover

      Contents Page

      Cross-Reference Sheet

      Part A - Prospectus (incorporated by reference)

       Part B - Statement of Additional Information
(incorporated by reference)

      Part C - Other Information

      Signature Page

      Exhibits


                   SMITH BARNEY TELECOMMUNICATIONS TRUST
                FORM  N-1A CROSS REFERENCE SHEET
Pursuant to Rule 485(b) Under the Securities Act of 1933, as amended


Part A Item No.                              Prospectus
Caption

1.   Cover Page                              Cover Page

2.   Synopsis                           Prospectus Summary

3.   Condensed Financial   Information
Financial Highlights;

4.   General   Description  of  Registrant
Cover Page; Prospectus Summary;

Investment   Objective and Policies;

Distributor; Additional Information

5     Management  of  the  Fund
Prospectus Summary; Management of

the   Trust  and  the Fund; Distributor;

Additional Information

5A   Management's Discussion of
Management of the Trust and the Fund
     Fund Performance
6.   Capital Stock and Other Securities
Investment Objective and Policies;

Dividends, Distributions and Taxes;

Additional Information

7.   Purchase  of Securities Being Offered
Valuation of Shares; Purchase of

Shares;  Exchange Privilege; Redemption

of  Shares;  Minimum Account Size;

Distributor

8.   Redemption or Repurchase of Shares
Purchase of Shares; Redemption of
Shares;

Exchange Privilege

9.   Pending Legal Proceedings
Not Applicable
Part B Item No.                              Statement
of
Additional Information
Caption

10.  Cover Page                         Cover Page

11.  Table of Contents                  Contents

12.  General Information and History
Distributor; Additional Information

13.  Investment Objectives and Policies
Investment Objectives and Management
                                   Policies

14.  Management of the Fund                  Management of
the Fund and the Trust;
                                   Distributor

15.  Control Persons and Principal Holders
Management of the Fund and the Trust
     of Securities

16.  Investment Advisory and Other           Management of
the Fund and the Trust;
     Services                           Distributor
17   Brokerage Allocation and Other
Investment
Objective and Mangement
     Services                           Policies;
Distributor

18.  Capital Stock and Other Securities           Purchase
of Shres; Redemption of Shares

19.  Purchase, Redemption and Pricing             Purchase
of Shares, Redemption of Shares;
     of Securities Being Offered             Valuation of
Shares; Exchange Privilege
                                   Distributors
20.  Tax Status                         Taxes
21.  Underwriters                       Distributor
22.  Calculation of Performance              Performance
Data

23.  Financial Statements                    Financial
Statements
SMITH BARNEY TELECOMMUNICATIONS TRUST
                    PART A: PROSPECTUS

The Prospectus of Smith Barney Telecommunications Growth
Fund and Smith Barney Telecommunications Income Fund are incorporated by reference to the Registrants Post-
Effective Amendment No. 18 filed on February 28, 1995.






SMITH BARNEY TELECOMMUNICATIONS TRUST
                   PART B: STATEMENT OF ADDITIONAL
INFORMATION


The Statement of Additional Information of Smith Barney
Telecommunications Growth Fund and Smith Barney
Telecommunications Income Fund are incorporated by reference to the Registrants Post-Effective Amendment No.
18 filed on February 28, 1995.




                   SMITH BARNEY TELECOMMUNICATIONS TRUST

                             PART C

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

          Included in Part A:

               Financial Highlights

           Included in Part B
                The Registrant's Annual Report for the
period ended December 31, 1994 and the reports of Independent Accountants are incorporated by reference to the definitive 30b2-1 filed on February 27, 1995 as accession # 000053798-95-000101 and the Semi-Annual
Reports for Smith Barney Telecommunications Growth Fund and Smith Barney Telecommunications Income Fund are incorporated by reference to the definitive 30b2-1 filed on February 28, 1995 as accession numbers 000091155-95-
000309 and 000091155-95000308, respectively.
(b)  Exhibits

       All   references  are  to  the  Registrant's
registration statement  on Form N-1A (the "Registration
Statement")  as filed with  the Securities and Exchange
Commission (the "SEC") on September 14, 1983 (File Nos. 2
86519 and 811-3736).

  (1)      (a)  Registrant's Second Amended and  Restated
Master Trust Agreement and Declaration of Trust is incorporated by reference to Registrants Post-Effective
Amendment No. 14 as filed on April 27, 1993

     (b)  Amendment No. 1 to the Second Amended and
Restated Master Trust Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995

     (c)  Amendment No. 2 to the Second Amended and
Restated Master Trust Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995

     (d)  Amendment No. 3 to the Second Amended and
Restated Master Trust Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995

     (2)      Registrant's By-Laws are incorporated by
                         reference
to the Registration Statement.

 (3)      Not Applicable.

(4) (a) Specimen Share Certificate for the Income Fund is incorporated by reference to the Registration
Statement.

     (b) Specimen Share Certificate for Class A and B shares of Growth and Income is incorporated by reference to Registrations Post-Effective Amendment No. 12 as filed on October 20,1992.
 (5)      (a)  Investment Advisory Agreements between the
Registrant and Smith Barney Strategy  Advisers Inc. dated
June 16, 1994 and July 27, 1994 are incorporated by reference to the Registrants Post-Effective Amendment No.
18  as filed on February 28, 1995


      (b)       Sub-Investment Advisory Agreement between
the Registrant,  Smith Barney Strategy Advisers, Inc.  and
the Boston Company Advisers, Inc. dated June 16, 1994 and
July 27, 1994 are incorporated by reference to
Registrants
Post-Effective Amendment No. 18 as filed on February 28,
1995

 (6)  Distribution  Agreement  between the Registrant and
Smith Barney Inc. is incorporated by reference to the PostEffective Amendment No. 15 to the Registration
Statement as filed on July 30, 1993.

 (7)      Not Applicable.

 (8)  Custodian  Agreement between the Registrant  and  PNC
Bank, National Association ("PNC Bank") will be filed by amendment

(9) (a) Transfer Agency Agreement dated August 2, 1993 between the Registrant and First Data Investors Services
Group (formerly The Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No.
15 to the Registration Statement.

    (b) Administration Agreement dated April 21, 1994 between the Registrant and Smith Barney Mutual Funds
Management Inc.(formerly Smith, Barney Advisers, Inc.) is incorporated by reference to Post-Effective Amendment No.
18 to the Registration Statement.

     (c)  Sub-Administration Agreement dated April 21, 1994

between the Registrant, SBMFM and The Boston  Company

Advisors, Inc. are incorporated by reference to the Post

Effective Amendment  No. 18 to the Registration Statement.

 (10) Not Applicable

(11) Not Applicable.

(12) Not Applicable.

(13) Not Applicable.

(14) Not Applicable.

(15) Services and Distribution Plans pursuant  to  Rule
12b1 between the Registrant on behalf of  Smith  Barney
Telecommunications Growth Fund is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement. Services. and Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Smith Barney Telecommunications Income Fund is incorporated by reference to Post-Effective Amendment No.
16 to the Registration Statement.


(16) Performance Data for Registrant is incorporated by reference to Post-Effective Amendments No. 5 to the Registration Statement as filed on May 1, 1988


(17) Financial  Data Schedule pursuant to Rule 483 of the
Securities Act of 1933 is incorporated by reference to PostEffective Amendment No. 18 to the Registration
Statement.


(18) Plan pursuant to Rule 18f-3 is filed herein.


Item 25 Persons Controlled by or Under Common Control with Registrant

     None.

Item 26   Number of Holders of Securities
      (2)
(1)
                                   Number of Record
Holders by Class
Title of Class                                    as of
September 30, 1995

Shares of beneficial interest, $.001 par value

     Income Funds                       Class A:   1,955

Shares of beneficial interest, $.001 par value

     Growth Funds                       Class A:   7,609
                                   Class B: 22,262
                                   Class C:     134

Item 27          Indemnification

The response to this item is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.


Item 28(a)      Business  and  Other  Connections  of
Investment Adviser

Investment Adviser - - Smith Barney Mutual Funds
Management Inc. ("SBMFM") SBMFM,  formerly known as Smith,
Barney Advisers, Inc. SBMFM was incorporated  in  December
1968 under the laws of the State of Delaware. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc.
("Holdings")  (formerly  known as  Smith Barney Shearson
Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. (formerly known as Primerica Corporation) ("Travelers"). SBMFM is registered as an investment adviser under the Investment Advisers
Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of SBMFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM
ADV filed by SBMFM pursuant to the Advisers Act (SEC File
No. 801-8314). Prior to the close of business on November 7, 1994, Greenwich Street Advisors served as investment adviser. Greenwich Street Advisors, through its predecessors, has been in the investment counseling business since 1934 and is a division of Mutual
Management Corp. ("MMC"). MMC was incorporated in 1978 and is a wholly owned subsidiary of Holdings, which is in turn a wholly owned subsidiary of Travelers.

Prior  to the close of business on July 30, 1993 (the
"Closing"), Shearson Lehman Advisors, a member of the Asset Management Group of Shearson Lehman Brothers Inc.
("Shearson Lehman Brothers"), served as the Registrant's investment adviser. On the Closing, Travelers and Smith
Barney Inc. (formerly known as Smith  Barney Shearson
Inc.) acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers, which included the business of the Registrant's prior investment adviser. Shearson Lehman Brothers was a wholly owned subsidiary of Shearson Lehman Brothers Holdings Inc.
("Shearson Holdings"). All of the issued and outstanding common stock of Shearson Holdings representing 92% of the voting stock) was held by American Express Company.

Item  28(a)      Business  and  Other Connections  of
Investment Adviser

Investment   Adviser  -  Smith  Barney  Strategy  Advisers
Inc. ("Strategy Advisers")

Strategy Advisers was incorporated on October 22, 1986 under the laws of the State of Delaware. On June 1, 1994, Strategy Advisers changed its name from Smith Barney
Strategy Advisers Inc. to its current  name. Strategy
Advisers is a wholly owned subsidiary  of SBMFM. Strategy
Advisers is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers
Act"). Strategy Advisers is also registered with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool operator under the Commodity Exchange
Act (the "CEA"), and  is  a  member  of the National
Futures Association (the "NFA").

The  list  required by this Item 28 of officers and
directors  of SBMFM and Strategy Advisers, together with
information as to any other   business,  profession,
vocation  or  employment of   a substantial  nature
engaged in by such officers and directors during the past two years, in incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM on behalf of Strategy Advisers pursuant to the Advisers Act
(SEC File No. 8018314).

Prior  to the Close of business on July 30, 1993 (the
"Closing"), Shearson  Lehman  Investment Strategy
Advisors Inc. ("Shearson Lehman Strategy Advisors"), was a wholly owned subsidiary of Shearson Lehman Brothers and served as the Registrant's investment adviser. On the Closing, Travelers and Smith Barney Inc. acquired the domestic retail brokerage and asset management business of Shearson Lehman Brothers which included the business of the Registrant's prior investment adviser.
Information as to any past business vocation or employment of a substantial nature engaged in by officers and directors of Shearson Lehman Investment
Strategy Advisors can be located in Schedules A and D of FORM ADV filed by Shearson Lehman Investment Strategy
Advisors prior to July 30, 1993 (SEC File No. 801-28715).



Item  28(b)      Business and Other Connections of Sub
Investment Adviser

Sub-Investment  Adviser - The Boston Company Advisors,
Inc.. ("Boston Advisors")

Boston Advisors is a wholly owned subsidiary  of  The
Boston Company, Inc., which is in turn a wholly owned
subsidiary of Mellon Bank Corporation (Mellon). Mellon
is a publicly owned multibank holding company registered
under the Federal Bank Holding Company Act of 1956 and
through its
subsidiaries Mellon provides a comprehensive range of
financial products and services in domestic and selected
international markets. Boston Advisors is an investment
adviser registered; under the  Advisers Act and serves as
investment counsel for individuals with substantial
capital, executors, trustees and institutions. It also
serves as investment adviser, sub-investment adviser,
administrator or sub-administrator to numerous investment
companies.
The  list  required by this Item 28 of officers and
directors  of Boston  Advisers,  together  with
information as  to  any other business  profession,
vocation or employment  of  a substantial nature engaged
in by such officers and directors during the past two
years, is incorporated by reference to Schedules A and D
of FORM  ADV filed by Boston Advisors pursuant to the
Advisers Act (SEC File No. 801-14158).
Item 29.     Principal Underwriters
Smith  Barney Inc. ("Smith Barney") also acts as principal
underwriter for Smith Barney Money Funds, Inc.; Smith
Barney Muni Funds; Smith Barney Funds, Inc., Smith Barney
Variable Account Funds; Smith Barney Intermediate
Municipal Fund, Inc., Smith Barney Municipal Fund, Inc.,
High Income Opportunity Fund Inc., Smith Barney/Travelers
Series Fund Inc., Smith Barney World Funds, Inc.,
Greenwich Street California Municipal Fund Inc., The
Inefficient Fund, Inc., Smith Barney Adjustable Rate
Government Income Fund, Smith Barney Equity Funds, Smith
Barney Income Funds, Smith Barney Massachusetts Municipals
Fund, Zenix Income Fund Inc., Smith Barney Arizona
Municipals Fund Inc., Smith Barney Principal Return Fund,
Municipal High Income Fund Inc., The Trust for TRAK
Investments, Smith Barney Series Fund, Smith Barney Income
Trust, Smith Barney Oregon Municipals Fund Inc., Smith
Barney Municipal Money Market Fund, Inc., Smith Barney
Aggressive Growth Fund Inc., Smith Barney Appreciation
Fund Inc., Smith Barney California Municipals Fund Inc.,
Smith Barney Fundamental Value Fund Inc., Smith Barney
Managed Governments Fund Inc., Smith Barney Managed
Municipals Fund Inc., Smith Barney New York Municipals
Fund Inc., Smith Barney New Jersey Municipals Fund Inc.,
Smith Barney Precious Metals and Minerals Fund Inc., Smith
Barney Investment Funds Inc., Smith Barney FMA  Trust,
The Italy Fund Inc., Smith Barney Telecommunications
Trust, Managed Municipals Portfolio Inc., Managed
Municipals Portfolio II Inc., Smith Barney Florida
Municipal Fund, Managed High Income Portfolio Inc. On June
1,  1994, Smith Barney changed its name from  Smith Barney
Shearson  Inc. to its current name. The information
required  by this  Item 29 with respect to each director,
officer and partner of  Smith Barney is incorporated by
reference to Schedule A  of FORM BD filed by Smith Barney
pursuant to the Securities Exchange Act of 1934 (SEC File
No. 812-8510).
Item 30   Location of Accounts and Records
          (1)  Smith Barney Inc.
               388 Greenwich Street
               New York, New York  10013

        (2)  Smith Barney Telecommunications Trust
               388 Greenwich Street
               New York, New York  10013

          (3)  Smith Barney Mutual Funds Management Inc.
             388 Greenwich Street
               New York, New York  10013
          (4) The  Boston Company Advisors,
               Inc. One Boston Place
               Boston, Massachusetts  02155


         (5)  PNC Bank, National Association
               17th and Chestnut Streets
               Philadelphia, PA  19103

          (6) First Data Investor Services
               Group One Exchange Place
               Boston, Massachusetts  02109


Item 31   Management Services

          Not Applicable.


Item 32   Undertakings

           None


  SIGNATURES

      Pursuant to the requirements of the Securities Act
of 1933, as  amended, and the Investment Company Act of
1940, as amended, the  Registrant, SMITH BARNEY
TELECOMMUNICATIONS TRUST, has duly caused this Amendment
to  the  Registration Statement to be  signed  on its
behalf by the undersigned, thereunto duly authorized, all
in the City of New York, State of New York on the 26th day
of December, 1995.
                          SMITH BARNEY TELECOMMUNICATIONS
TRUST
                         By: /s/ Heath B. McLendon*
                          Heath B. McLendon, Chairman of
the Board

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title
Date


/s/ Heath B. McLendon                  Chairman of the
Board
12/26/95
Heath B. McLendon                       (Chief Executive
Officer)

/s/  Lewis  E.  Daidone                   Senior Vice
President and            12/26/95
Lewis E. Daidone                             Treasurer
(Chief Financial
                                                  and
Accounting Officer)
/s/Paul R. Ades*                             Trustee
12/26/95
Paul R. Ades

/s/Herbert Barg*              Trustee
12/26/95
Herbert Barg

/s/Alger B. Chapman*          Trustee
12/26/95
Alger B. Chapman

/s/Dwight B. Crane*      Trustee
12/26/95
Dwight B. Crane

/s/Frank G. Hubbard*          Trustee
12/26/95
Frank G. Hubbard

/s/Allan Johnson*        Trustee
12/26/95
Allan Johnson

/s/Ken Miller*           Trustee
12/26/95
Ken Miller

/s/John F. White*        Trustee
12/26/95
John F. White

*   Signed   by  Lee.  D.  Augsburger,  their  duly
authorized attorney-in-fact, pursuant to power of attorney dated October 20, 1993.


/s/ Lee D. Augsburger
Lee D. Augsburger



  EXHIBITS


Exhibit No.                             Description of
Exhibits

      18                           Plan pursuant to Rule
18f-
3

                              Cover Letter to SEC